Income Tax Expense - Summary of Factors Affecting Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Income tax expense differs to the standard rate of corporation tax as follows:
Profit before taxation	$ 13,510	$ 15,049	$ 14,751
Tax on profit at Australian prima facie tax rate of 30 per cent	4,053	4,515	4,425
Income tax expense	4,708	5,335	6,879
Royalty-related taxation (net of income tax benefit)	66	194	128
Total taxation expense	4,774	5,529	7,007
US tax reform [member]
Income tax expense differs to the standard rate of corporation tax as follows:
Tax rate changes			1,390
Non-tax effected operating losses and capital gains			834
Tax on remitted and unremitted foreign earnings			194
Recognition of previously unrecognised tax assets			(95)
Other			(3)
Total taxation expense			2,320
Items not related to US tax reform [member]
Income tax expense differs to the standard rate of corporation tax as follows:
Tax rate changes	(8)	6	(79)
Non-tax effected operating losses and capital gains	707	742	721
Tax on remitted and unremitted foreign earnings	225	283	401
Tax effect of (loss)/profit from equity accounted investments, related impairments and expenses	154	164	(44)
Recognition of previously unrecognised tax assets	(30)	(10)	(170)
Other	(211)	87	172
Amounts under/(over) provided in prior years	64	(21)	(51)
Foreign exchange adjustments	20	(25)	(152)
Investment and development allowance	(99)	(94)	(180)
Impact of tax rates applicable outside of Australia	$ (167)	$ (312)	$ (484)